Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 46,844	€ 42,684
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	45,820	41,735
Equity securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	203	161
Debt securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 821	€ 787